STARBOARD INVESTMENT TRUST
ADAPTIVE FUNDAMENTAL GROWTH FUND
ADAPTIVE HEDGED HIGH INCOME FUND
ADAPTIVE HEDGED MULTI-ASSET INCOME FUND
ADAPTIVE TACTICAL OUTLOOK FUND
ADAPTIVE TACTICAL ROTATION FUND
(each a “Fund” and collectively, the “Funds”)

Supplement dated November 1, 2021
to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated September 2, 2021

This Supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectus and SAI, and should be retained and read in conjunction with, the Prospectus, Summary Prospectus and SAI for each Fund.

On or about November 5, 2021, the Adaptive Fundamental Growth Fund, Adaptive Tactical Outlook Fund, and Adaptive Tactical Rotation Fund will be converted into the AI Quality Growth ETF, RH Tactical Outlook ETF, and RH Tactical Rotation ETF, respectively. On or about November 12, 2021, the Adaptive Hedged High Income Fund and Adaptive Hedged Multi-Asset Income Fund will be converted into the Adaptive High Income ETF and RH Hedged Multi-Asset Income ETF, respectively. In connection with these conversions:

Effective with the close of business on November 3, 2021, no new purchases of shares of the Adaptive Fundamental Growth Fund, Adaptive Tactical Outlook Fund, and Adaptive Tactical Rotation Fund will be accepted.  Effective with the close of business on November 10, 2021, no new purchases of shares of the Adaptive Hedged High Income Fund and Adaptive Hedged Multi-Asset Income Fund will be accepted; and

Effective with the close of business on November 3, 2021, all of the Funds will stop participating in the exchange programs for the Adaptive Funds, which means that shares of the Funds cannot be exchanged into shares of other Adaptive Funds.

For further information, please contact the Fund toll-free at 1-800-773-3863. You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference